BORROWINGS - Schedule of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Non-current borrowings	$ 792.3	$ 790.8
Other borrowings	142.8	136.5
Total borrowings	$ 935.1	$ 927.3